COMMITMENTS & CONTINGENCIES	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

9. COMMITMENTS & CONTINGENCIES

Legal Proceedings

We were not subject to any legal proceedings during the six months ended December 31, 2023, and, to the best of our knowledge, no legal proceedings are pending or threatened.

Purchase Commitments

We were not party to any purchase commitments during the six months ended December 31, 2023.

9. COMMITMENTS & CONTINGENCIES

Legal Proceedings

We were not subject to any legal proceedings during the twelve months ended June 30, 2023 and 2022 and, to the best of our knowledge, no legal proceedings are pending or threatened.